FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Credit Risk (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2019 USD ($) t Contract	Jun. 30, 2018 USD ($)
Cash and Cash Equivalents [Member]
Maximum credit risk exposure [Abstract]
Financial assets	$ 12,038	$ 22,623
Credit Risk [Member]
Maximum credit risk exposure [Abstract]
Financial assets	$ 14,280	23,793
Number of fixed-price coal sales contracts | Contract	2
Coal to be sold under fixed price contract | t	5,400,000
Credit risk related to the Group's most significant customer	$ 719,000	0
Exposure to bad debts	0	0
Credit Risk [Member] | Cash and Cash Equivalents [Member]
Maximum credit risk exposure [Abstract]
Financial assets	12,038	22,623
Credit Risk [Member] | Trade and Other Receivables [Member]
Maximum credit risk exposure [Abstract]
Financial assets	834	78
Credit Risk [Member] | Other Non-current Financial Assets [Member]
Maximum credit risk exposure [Abstract]
Financial assets	$ 1,408	$ 1,102